Long-term obligations	12 Months Ended
Nov. 30, 2020
Disclosure Of Detailed Information About Long Term Obligation [Abstract]
Long-term obligations
16.	Long-term obligations
The movement in the long-term obligations is as follows.

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Total

Balance as at November 30, 2018	$-	$-	$-

Additions	6,765	4,557	11,322

Accretion expense	152	13	165

Payment	(3,500)	-	(3,500)

Balance as at November 30, 2019	3,417	4,570	7,987

Accretion expense	83	96	179

Payment	(3,500)	-	(3,500)

Current portion as at November 30, 2020	$-	$4,666	$4,666
Commercialization rights – Trogarzo
®
North American Territory
Under the terms of the TaiMed Agreement, a commercial milestone of $7,000 was payable in two equal annual installments of $3,500 after achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year. The Company accrued the discounted value of the obligation during the quarter ended February 28, 2019 because it was probable it would be achieved. The milestone was achieved during the quarter ended May 31, 2019. The first payment of $3,500 was made in July 2019, and the second payment was made in June 2020.
Commercialization rights – Trogarzo
®
European Territory
Under the terms of the TaiMed Agreement, a launch milestone of $5,000 is payable one year after the first commercial sale of Trogarzo
®
. The Company accrued the discounted value of the obligation in 2019 in the amount of $4,557 because it was probable it would be achieved.